Income Taxes (Tables)	6 Months Ended
Oct. 13, 2024
Income Tax Disclosure [Abstract]
Schedule of Income tax expense	The components of income tax expense are as follows:

	April 28, 2024	April 30, 2023
Current:
State and local	$36	$192
Total current	$36	192
Income tax expense	$36	$192

Schedule of Effective Income Tax Rate Reconciliation
The income tax provision attributable to net income (loss) differed from the amounts computed by applying the U.S. federal income tax rate of 21% to income (loss) before income tax for the fiscal years ended April 28, 2024 and April 30, 2023 due to the following:

	April 28, 2024	April 30, 2023
U.S. federal provision at statutory tax rate	$(1,376)	$(1,540)
State income taxes, net of federal benefit	884	(711)
Permanent differences	295	102
PPP loan forgiveness	—	(1,755)
Stock compensation	—	(12)
Change in fair value of warrant liabilities	(5,593)	—
Return-to-provision	(75)	—
Tax credits	(407)	(157)
Deferred adjustment	1,558	—
Change in valuation allowance	4,672	4,265
Other	78	—
Income tax expense	$36	$192

Schedule of Deferred Tax Assets and Liabilities	Significant components of the Company's deferred tax assets and liabilities at April 28, 2024 and April 30, 2023 are as follows:

	April 28, 2024	April 30, 2023
Deferred tax assets:
Amount due to customers	$550	$1,474
Operating lease liabilities	29,718	28,481
Section 163(j) limitation	3,059	1,481
Net operating losses	20,890	14,961
Tax credits	4,735	4,328
Other accrued liabilities	65	97
Stock compensation	552	271
Other	3	3
Deferred tax assets	$59,572	$51,096
Valuation allowance	(47,693)	(43,021)
Net deferred tax assets	$11,879	$8,075

Deferred tax liabilities:
Property and equipment	$(2,568)	$(2,597)
Operating lease right-of-use assets	(9,311)	(5,478)
Total deferred tax liabilities	(11,879)	(8,075)
Net deferred tax liabilities	$—	$—